FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of carrying value and fair value of assets and liabilities
Fair value gains (losses) on financial assets reclassified out of fair value through other comprehensive income recognized in fair value through profit and loss	$ (1,000,000)	$ 7,000,000
Cash included in cash and cash equivalents	10,800,000,000	8,200,000,000
Short-term deposits, classified as cash equivalents	1,900,000,000	1,800,000,000
Financial assets transferred between Levels 1, 2, and 3		0
Cash flow hedges
Disclosure of carrying value and fair value of assets and liabilities
Gains (losses) on cash flow hedges, before tax	582,000,000	(479,000,000)
Net investment hedges
Disclosure of carrying value and fair value of assets and liabilities
Gains (losses) on hedges of net investments in foreign operations, before tax	407,000,000	182,000,000
Unrealized Available-for-Sale Gain
Disclosure of carrying value and fair value of assets and liabilities
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	996,000,000	916,000,000
Unrealized Available-for-Sale Loss
Disclosure of carrying value and fair value of assets and liabilities
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	(213,000,000)	(322,000,000)
Assets held to hedge liabilities arising from financing activities [member] | Cash flow hedges
Disclosure of carrying value and fair value of assets and liabilities
Derivative financial assets held for hedging	232,000,000	689,000,000
Elected for hedge accounting | Net investment hedges
Disclosure of carrying value and fair value of assets and liabilities
Derivative financial assets held for hedging	$ 163,000,000	$ 868,000,000